OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

(together, the “Funds”)

Supplement dated September 27, 2022 to the
Prospectus dated March 1, 2022, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated March 1, 2022, as supplemented.

Effective immediately, Mr. Coviello will no longer serve as a member of the Bessemer Investment Management LLC (the “Adviser”) portfolio management teams responsible for the Funds. Messrs. John Hall, Edward N. Aw and Jeffrey A. Rutledge and Ms. Nancy Sheft will continue to serve as portfolio managers of the Large Cap Strategies Fund managed by the Adviser and Messrs. Michael Morrisroe, Edward N. Aw and Konstantin Tcherepachenets and Mses. Nancy Sheft and Andrea Tulcin will continue to serve as portfolio managers of the Small & Mid Cap Strategies Fund managed by the Adviser.

Accordingly, effective immediately:

•	All references and information regarding Mr. John Patrick Coviello are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0922	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

(together, the “Funds”)

Supplement dated September 27, 2022 to the
Statement of Additional Information (“SAI”) dated March 1, 2022, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2022, as supplemented.

Effective immediately, Mr. Coviello will no longer serve as a member of the Bessemer Investment Management LLC (the “Adviser”) portfolio management teams responsible for the Funds. Messrs. John Hall, Edward N. Aw and Jeffrey A. Rutledge and Ms. Nancy Sheft will continue to serve as portfolio managers of the Large Cap Strategies Fund managed by the Adviser and Messrs. Michael Morrisroe, Edward N. Aw and Konstantin Tcherepachenets and Mses. Nancy Sheft and Andrea Tulcin will continue to serve as portfolio managers of the Small & Mid Cap Strategies Fund managed by the Adviser.

Accordingly, effective immediately:

•	All references and information regarding Mr. John Patrick Coviello are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE